Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Loans, including fees	$ 21,169,719	$ 24,268,758	$ 26,567,451
Securities:
Taxable	3,018,435	3,930,341	4,259,284
Tax-exempt	1,935,623	1,987,585	1,997,099
Other	337,218	77,537	43,241
Total interest income	26,460,995	30,264,221	32,867,075
INTEREST EXPENSE
Deposits	5,540,060	6,238,475	8,801,736
Borrowings	1,785,806	2,720,852	3,515,156
Total interest expense	7,325,866	8,959,327	12,316,892
Net interest income	19,135,129	21,304,894	20,550,183
PROVISION FOR LOAN LOSSES	4,375,000	6,550,000	7,525,000
Net interest income after provision for loan losses	14,760,129	14,754,894	13,025,183
NON-INTEREST INCOME
Service charges on deposit accounts	1,099,424	1,187,987	1,331,379
Gain on sale of loans	492,747	866,562	1,375,729
Net securities gains	896,764	278,242	129,493
Change in fair value of mortgage servicing rights	(314,566)	(141,587)	195,101
Increase in cash surrender value of life insurance	456,584	492,687	512,152
Other operating income	1,199,969	1,033,802	948,121
Total non-interest income	3,830,922	3,717,693	4,491,975
NON-INTEREST EXPENSES
Salaries, wages and employee benefits	7,932,975	7,718,080	7,430,903
Occupancy expenses	1,505,033	1,511,765	1,435,041
Other operating expenses	6,108,398	6,292,060	5,612,618
Total non-interest expenses	15,546,406	15,521,905	14,478,562
Income before income taxes	3,044,645	2,950,682	3,038,596
PROVISION FOR INCOME TAXES	102,000	143,000	156,000
NET INCOME	$ 2,942,645	$ 2,807,682	$ 2,882,596
NET INCOME PER SHARE (basic and diluted) (in Dollars per share)	$ 0.85	$ 0.82	$ 0.84